SHARE CAPITAL - Share Capital (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Equity	$ 1,499	$ 0
Class A exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares	10,877,989	0
Equity	$ 535	$ 0
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares	24,000	0
Equity	$ 1	$ 0
Class C shares
Disclosure of classes of share capital [line items]
Number of shares	23,544,548	0
Equity	$ 963	$ 0